As filed with the Securities and Exchange Commission on September 2, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: March 20, 2014 – June 30, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

Context Asset Management

Context Alternative Strategies Fund

A Series of Context Capital Funds

Semi-Annual Report
June 30, 2014
(Unaudited)

CONTEXT ALTERNATIVE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2014

Dear Shareholder,

Welcome to the inaugural review for the first reporting period for the Context Alternative Strategies Fund (the “Fund”). The Fund commenced operations on March 20, 2014 as an alternative mutual fund, executing a multi-strategy multi-manager structure in an effort to seek its objective for absolute returns and low correlation to the broader U.S. equity and bond markets. Initially working with 8 sub-advisers across a diversified range of equity, fixed income, and futures based strategies, the Fund has returned +2.70% since inception, as of 6/30/2014. This return compares to a +5.29% return for the S&P 500 Index, a cap-weighted index representing large cap equity securities, during the same period. Because the “since inception” period is substantially overlapping with the second quarter of 2014, the comments below largely reflect the performance drivers for the full period as well.

Focusing specifically on the second quarter of 2014, the Context Alternative Strategies Fund delivered a return of +2.39% during the quarter, in an environment characterized by reduced volatility, and steady, grinding, positive performance for most traditional market risks. During the period, traditional equity markets reflected better than expected economic news, generating low to mid-single digit returns, as represented by the S&P 500 Index at +5.23%. Credit markets were also positive during the period, with the Credit Suisse High Yield Index generating 2.32%. Even interest rate risk, largely expected to be a source of challenges in 2014, defied convention, with the Barclays Long Government Bond Index returning 4.73%, as interest rates dropped.

The Context Alternative Strategies Fund’s steady performance was the result of a diversified group of sub-advisers and non-traditional alternative strategies. Across the Fund’s sub-advised strategies, the Fund enjoyed strong performance from its credit related exposures, reflecting the steady to declining yield spread relative to government securities, despite falling interest rates, in both corporate credit and structured credit related exposures during the quarter. In general the lower volatility across all markets helped support a benign environment for fixed income securities with below investment grade credit quality.

In managed futures, the Fund also benefited from the steady decline in the markets expectation for lower equity volatility. The second quarter ended with the VIX Index, a measure of the markets expectation for future volatility, finishing near multi-year low levels. During the second quarter, the continued fall in the expectation for market volatility occurred alongside a continued drop in trailing realized historical volatility. Specifically, the historical trailing 3 month annualized standard deviation of returns for the S&P 500 Index fell to 8.55% during Q2, a level far less than long term realized volatility of the Index that historically has been in the mid-teens.

Collectively the equity sub-advisers added modestly to the Fund’s positive results. In particular, the Fund’s energy allocation was a positive contributor to performance during the quarter. Meanwhile, performance in the other equity sourced alternative strategies, including merger arbitrage, long/short equity, and market neutral strategies was more mixed to negative, reflecting the less correlated and diversifying characteristics of each of those sub advisers and their strategies.

Entering the 3rd quarter, we believe the Fund remains poised to handle a variety of market environments, given that the Fund provides exposure to a broad range of alternative strategies. As a result of this structure, the Fund may also be a useful addition to an otherwise diversified portfolio of other traditional market risks. While we have been modestly surprised by persistence of the benign market environment during the second quarter of 2014, we remain aware that market risks can change quickly. We believe that the Fund’s approach of broad diversification across a range of alternative exposures will serve as a viable key defense against just such a change in the market environment.

Sincerely,

CONTEXT ALTERNATIVE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2014

IMPORTANT INFORMATION:

The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2014, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Other risks are detailed in the prospectus and include, but are not limited to, the following: non-diversified risk, foreign and emerging market risk, small and medium cap investment risk, short selling risk, technology investment risk, and exchange-traded funds (ETFs) investment risk. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. The Fund may use derivatives (including futures, options and swap agreements) to enhance returns or hedge against market declines. Utilizing private placements involves significant risks along with the opportunity for substantial losses and lack of liquidity. Newly organized Funds have minimal trading history, and there can be no assurance that active trading markets will be developed or maintained.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Credit Suisse High Yield Index reflects a portfolio constructed to mirror the global high-yield debt market. Barclays Long Government Bond Index is an index that measures the performance of public U.S. government obligations with remaining maturities of ten years or more. One cannot invest directly in an index. Diversification does not assure a profit or protect against a loss in a declining market.

CONTEXT ALTERNATIVE STRATEGIES FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2014

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Context Alternative Strategies Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the indices include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

Comparison of Change in Value of a $10,000 Investment
Context Alternative Strategies Fund vs. S&P 500 Index

$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$9,800
$9,700
Context Alternative Strategies Fund
S&P 500 Index
$10,529
$10,270
3/20/14
3/31/14
4/30/14
5/31/14
6/30/14

Average Annual Total Returns Period Ended June 30, 2014	Since Inception March 20, 2014
Context Alternative Strategies Fund	2.70%
S&P 500 Index	5.29%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 612-2257. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for the Fund is 3.38%, respectively. Excluding the effect of expenses attributable to dividends and interest on short sales and acquired fund fees and expenses, the Fund’s total annual operating expense ratios would be 2.61% for the Fund, respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.95% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses, and extraordinary expenses), which is in effect until Apri 30, 2015. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

Shares	Security Description			Value

Long Positions - 60.9%
Equity Securities - 41.6%
Common Stock - 41.6%
Communications - 5.0%
1,000	DIRECTV (a)			$85,010
4,600	eBay, Inc. (a)			230,276
1,500	Giant Interactive Group, Inc., ADR			17,760
1,800	LinkedIn Corp., Class A (a)			308,646
10,661	RetailMeNot, Inc. (a)			283,689
62,400	Sirius XM Holdings, Inc. (a)(b)			215,904
4,500	Time Warner Cable, Inc.			662,850
3,200	TW Telecom, Inc. (a)			128,992
8,000	Twitter, Inc. (a)(b)			327,760
				2,260,887
Consumer Discretionary - 5.7%
23,562	Black Diamond, Inc. (a)			264,366
5,541	Deckers Outdoor Corp. (a)			478,355
14,500	Ford Motor Co.			249,980
14,406	Francesca's Holdings Corp. (a)			212,344
5,400	General Motors Co.			196,020
4,900	Home Inns & Hotels Management, Inc., ADR (a)			167,727
12,400	LKQ Corp. (a)			330,956
1,500	Susser Holdings Corp. (a)			121,080
4,925	Under Armour, Inc., Class A (a)			292,988
5,400	United Continental Holdings, Inc. (a)			221,778
				2,535,594
Consumer Staples - 7.6%
1,800	Allergan, Inc.			304,596
900	AstraZeneca PLC, ADR			66,879
17,700	Cenveo, Inc. (a)			65,667
4,800	Chindex International, Inc. (a)			113,712
4,400	Covidien PLC			396,792
4,800	Emeritus Corp. (a)			151,920
8,184	ExamWorks Group, Inc. (a)			259,678
7,500	Forest Laboratories, Inc. (a)			742,500
7,938	Insulet Corp. (a)			314,901
8,300	Nordion, Inc. (a)			104,248
4,000	QLT, Inc. (a)			24,720
2,700	Questcor Pharmaceuticals, Inc.			249,723
2,500	The Hillshire Brands Co. (c)			155,750
5,400	Vantiv, Inc., Class A (a)			181,548
61,872	Xueda Education Group, ADR			275,330
				3,407,964
Energy - 11.6%
3,874	Access Midstream Partners LP			246,193
1,060	Anadarko Petroleum Corp.			116,038
6,750	Boardwalk Pipeline Partners LP			124,875
1,700	Cheniere Energy, Inc. (a)			121,890
3,189	Energy Transfer Equity LP			187,960
4,245	EnLink Midstream Partners LP			133,420
4,494	EnLink Midstream, LLC			187,220
1,776	Enterprise Products Partners LP			139,043
1,508	EQT Midstream Partners LP			145,884
2,247	Magellan Midstream Partners LP			188,838
3,959	MarkWest Energy Partners LP			283,385
4,925	Midcoast Energy Partners LP			108,350
3,718	MPLX LP			239,811
12,736	Ocean Rig UDW, Inc.			241,093
1,200	Oiltanking Partners LP			113,316
1,947	ONEOK Partners LP			114,094
3,121	ONEOK, Inc.			212,478
2,855	Phillips 66 Partners LP			215,724
2,886	Plains All American Pipeline LP			173,304
6,322	Plains GP Holdings LP, Class A			202,241
4,200	Seadrill Partners, LLC			139,272
Shares	Security Description			Value
1,528	Tallgrass Energy Partners LP			$59,286
2,314	Targa Resources Corp.			322,965
2,366	Targa Resources Partners LP			170,163
2,526	Tesoro Logistics LP			185,408
3,874	The Williams Cos., Inc.			225,506
5,283	Valero Energy Partners LP			265,788
1,982	Western Gas Partners LP			151,583
4,947	Western Refining Logistics LP			161,816
				5,176,944
Financials - 6.8%
6,200	1st United Bancorp, Inc.			53,444
3,803	BofI Holding, Inc. (a)			279,406
11,581	Greenlight Capital Re, Ltd., Class A (a)			381,478
55,000	Hudson City Bancorp, Inc.			540,650
1,025	Intercontinental Exchange Group, Inc.			193,623
10,000	KKR & Co. LP			243,300
4,700	Ocwen Financial Corp. (a)			174,370
3,816	Signature Bank (a)			481,503
3,175	Texas Capital Bancshares, Inc. (a)			171,291
44,000	Tower Group International, Ltd.			79,200
2,214	Virtus Investment Partners, Inc. (a)			468,815
				3,067,080
Industrials - 1.8%
1,365	Chicago Bridge & Iron Co. NV			93,093
9,100	Dynagas LNG Partners LP			220,675
1,725	Teekay Corp.			107,381
2,235	TransDigm Group, Inc. (a)			373,826
				794,975

Information Technology - 1.5%
5,300	AutoNavi Holdings, Ltd., ADR (a)			110,770
2,584	IHS, Inc., Class A (a)			350,571
2,100	MICROS Systems, Inc. (a)			142,590
4,000	RDA Microelectronics, Inc., ADR			68,440
				672,371
Materials - 0.2%
3,778	Huntsman Corp.			106,162

Utilities - 1.4%
4,223	NGL Energy Partners LP			183,025
2,897	NRG Energy, Inc.			107,768
1,931	NRG Yield, Inc., Class A			100,509
1,000	Pepco Holdings, Inc.			27,480
3,000	UNS Energy Corp.			181,230
140	Western Gas Equity Partners LP			8,778
				608,790
Total Common Stock (Cost $17,528,808)				18,630,767
Total Equity Securities (Cost $17,528,808)				18,630,767
Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 19.0%
Asset Backed Obligations - 7.2%
$239,572	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates, Series 2002-2 M3 (d)	2.81%	08/25/32	237,881
244,891	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 22A1 (d)	3.13	07/25/36	217,669

See Notes to Financial Statements.                                                 4

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

Principal	Security Description	Rate		Maturity		Value

$239,532	Bear Stearns Mortgage Funding Trust, Series 2006-AR5 2A1 (d)	0.34%		01/25/37		$192,042
673,484	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2F (e)	5.55		03/25/36		480,864
400,000	Fremont Home Loan Trust, Series 2005-E 2A4 (d)	0.48		01/25/36		301,599
141,762	GMACM Mortgage Loan Trust, Series 2005-AR4 1A (d)	3.19		07/19/35		128,602
359,566	HarborView Mortgage Loan Trust, Series 2005-16 3A1A (d)	0.41		01/19/36		256,707
387,606	Lehman XS Trust, Series 2006-4N A2A (d)	0.37		04/25/46		287,509
271,002	Long Beach Mortgage Loan Trust, Series 2005-WL1 3M1 (d)	0.87		06/25/45		243,060
117,709	MASTR Adjustable Rate Mortgages Trust, Series 2004-8 1A1 (d)	1.67		09/25/34		110,043
454,350	Provident Home Equity Loan Trust, Series 2000-2 A2 (d)	0.69		08/25/31		306,506
153,388	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-WMC1 M1 (d)	1.50		01/25/32		142,008
324,198	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1 2A1 (d)	2.61		02/25/35		319,301
Total Asset Backed Obligations (Cost $3,131,628)						3,223,791

Corporate Non-Convertible Bonds - 10.1%
Business Services - 0.9%
500,000	Production Resource Group, Inc.	8.88		05/01/19		417,500
Communications - 0.7%
300,000	Cambium Learning Group, Inc.	9.75		02/15/17		308,250

Consumer Staples - 2.4%
500,000	Armored Autogroup, Inc.	9.25		11/01/18		528,750
500,000	Cenveo Corp.	11.50		05/15/17		530,000
						1,058,750
Energy - 1.9%
500,000	Sidewinder Drilling, Inc. (f)	9.75%		11/15/19		510,000
500,000	Xinergy Corp. (f)	9.25		05/15/19		325,000
						835,000
Principal	Security Description	Rate		Maturity		Value
Financials - 0.9%
$500,000	CNG Holdings, Inc. (f)	9.38%		05/15/20		$420,625

Industrials - 1.0%
250,000	ADS Tactical, Inc. (f)	11.00		04/01/18		240,625
250,000	Colt Defense, LLC / Colt Finance Corp.	8.75		11/15/17		206,250
						446,875
Information Technology - 0.8%
350,000	Interface Security Systems Holdings, Inc./ Interface Security Systems, LLC (f)	9.25		01/15/18		361,375
Materials - 1.5%
100,000	Essar Steel Minnesota, LLC (f)	11.50		05/15/20		101,500
500,000	Thompson Creek Metals Co., Inc.	12.50		05/01/19		567,500
						669,000
Total Corporate Non-Convertible Bonds (Cost $4,494,933)						4,517,375
Syndicated Loans - 1.7%
500,000	Advance Pierre Foods	9.50		10/10/17		485,312
300,000	Language Line	10.50		12/20/16		298,969
Total Syndicated Loans Cost $788,711)						784,281
Total Fixed Income Securities (Cost $8,415,272)						8,525,447
Contracts	Security Description		Strike Price		Exp. Date	Value

Purchased Options - 0.3%
Call Options Purchased - 0.3%
38	The Hillshire Brands Co.		$ 38.00		10/14	$94,430
80	United Continental Holdings, Inc.		42.00		09/14	24,800
Total Call Options Purchased (Premiums Paid $35,680)						119,230
Put Options Purchased - 0.0%
100	SPDR S&P 500 ETF Trust		195.00		07/14	14,600
13	Tower Group International, Ltd.		1.00		10/14	208
80	Twitter, Inc.		39.00		07/14	5,200
Total Put Options Purchased (Premiums Paid $49,580)						20,008
Total Purchased Options (Premims Paid $85,260)						139,238
Total Long Positions - 60.9% (Cost $26,029,340)*						$27,295,452
Total Short Positions - (22.5)% (Proceeds ($9,608,164))*						(10,106,645)
Total Written Options - (0.0)% (Premiums Received ($9,936))*						(6,718)
Other Assets & Liabilities, Net - 61.6%						27,657,030
Net Assets - 100.0%						$44,839,119

See Notes to Financial Statements.                                  5

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2014

AFA
Shares	Security Description	Value

Short Positions - (22.5)%
Common Stock - (17.0)%
Communications - (4.2)%
(1,500)	AT&T, Inc.	$(53,040)
(12,938)	Comcast Corp., Class A	(694,512)
(2,240)	Level 3 Communications, Inc.	(98,358)
(32,103)	The Rubicon Project, Inc.	(412,203)
(15,127)	Twitter, Inc.	(619,753)
		(1,877,866)

Consumer Discretionary - (0.9)%
(16,999)	Pinnacle Entertainment, Inc.	(428,035)

Consumer Staples - (4.3)%
(2,479)	Actavis PLC	(552,941)
(4,560)	Brookdale Senior Living, Inc.	(152,030)
(2,035)	Mallinckrodt PLC	(162,841)
(81,975)	Senomyx, Inc.	(709,084)
(2,907)	Valeant Pharmaceuticals International, Inc.	(366,631)
		(1,943,527)

Energy - (1.9)%
(1,088)	Energy Transfer Partners LP	(63,071)
(41,216)	Solazyme, Inc.	(485,525)
(23,217)	Willbros Group, Inc.	(286,730)
		(835,326)

Financials - (3.7)%
(42,444)	Calamos Asset Management, Inc., Class A	(568,325)
(34,321)	Fidelity Southern Corp.	(445,830)
(4,622)	M&T Bank Corp.	(573,359)
(5,518)	Valley National Bancorp	(54,683)
		(1,642,197)

Health Care - (0.7)%
(4,205)	Medtronic, Inc.	(268,111)
(1,661)	Pfizer, Inc.	(49,298)
		(317,409)

Information Technology - (1.3)%
(2,300)	3D Systems Corp.	(137,540)
(16,499)	Castlight Health, Inc., Class B	(250,785)
(2,500)	QUALCOMM, Inc.	(198,000)
		(586,325)

Total Common Stock (Proceeds $(7,226,500))	(7,630,685)

Shares	Security Description	Value

Investment Companies - (5.5)%
(12,000)	iShares MSCI Emerging Markets ETF	$(518,760)
(10,000)	SPDR S&P 500 ETF Trust	(1,957,200)

Total Investment Companies (Proceeds $(2,381,664))	(2,475,960)

Total Short Positions - (22.5)% (Proceeds $(9,608,164))	$(10,106,645)

See Notes to Financial Statements.                               6

CONTEXT ALTERNATIVE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.0)%

Call Options Written - (0.0)%
(40)	Sirius XM Holdings, Inc.	$3.50	12/14	$(880)
(40)	Twitter, Inc.	45.00	08/14	(5,800)
Total Call Options Written (Premiums Received $(5,921))				(6,680)
Put Options Written - (0.0)%
(38)	The Hillshire Brands Co.	33.00	10/14	(38)
Total Put Options Written (Premiums Received $(4,015))				$(38)
Total Written Options - (0.0)% (Premiums Received $(9,936))				$(6,718)

See Notes to Financial Statements.                            7

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2014

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Subject to put option written by the Fund.
(d)	Variable rate security. Rate presented is as of June 30, 2014.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2014.
(f)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,959,125 or 4.4% of net assets.

AFA
At June 30, 2014, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation

(91)	CBOE VIX Future	08/24/14	$(1,237,571)	$22,720
(100)	CBOE VIX FUTURE JUL14	07/20/14	(1,458,724)	213,724
			$(2,696,295)	$236,444

AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,883,962
Gross Unrealized Depreciation	(1,113,113)
Net Unrealized Appreciation	$770,849

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$2,260,887	$-	$-	$2,260,887
Consumer Discretionary	2,535,594	-	-	2,535,594
Consumer Staples	3,407,964	-	-	3,407,964
Energy	5,176,944	-	-	5,176,944
Financials	3,067,080	-	-	3,067,080
Industrials	794,975	-	-	794,975
Information Technology	672,371	-	-	672,371
Materials	106,162	-	-	106,162
Utilities	608,790	-	-	608,790
Asset Backed Obligations	-	3,223,791	-	3,223,791
Corporate Non-Convertible Bonds	-	4,517,375	-	4,517,375
Syndicated Loans	-	784,281	-	784,281
Purchased Options	139,238	-	-	139,238
Total Investments At Value	$18,770,005	$8,525,447	$-	$27,295,452

Other Financial Instruments**
Futures	236,444	-	-	236,444
Total Assets	$19,006,449	$8,525,447	$-	$27,531,896

See Notes to Financial Statements.                               8

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2014

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(7,630,685)	$-	$-	$(7,630,685)
Investment Companies	(2,475,960)	-	-	(2,475,960)
Total Securities Sold Short	$(10,106,645)	$-	$-	$(10,106,645)
Other Financial Instruments**
Written Options	(6,680)	(38)	-	(6,718)
Total Liabilities	$(10,113,325)	$(38)	$-	$(10,113,363)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

Sector Breakdown (% of Equity Holdings)	Long	Short
Communications	12.1%	24.6%
Consumer Discretionary	13.6%	5.6%
Consumer Staples	18.3%	25.5%
Energy	27.8%	10.9%
Financials	16.4%	21.5%
Health Care	0.0%	4.2%
Industrials	4.3%	0.0%
Information Technology	3.6%	7.7%
Materials	0.6%	0.0%
Utilities	3.3%	0.0%
	100.0%	100.0%

See Notes to Financial Statements.                               9

CONTEXT ALTERNATIVE STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2014

	ASSETS
	Total investments, at value (Cost $26,029,340)	$27,295,452
	Deposits with brokers	10,890,440
	Cash	16,780,048
	Receivables:
	Investment securities sold	946,038
	Dividends and interest	105,639
	Prepaid expenses	19,890
	Deferred offering costs	52,997
	Total Assets	56,090,504

	LIABILITIES
	Securities sold short, at value (Proceeds $9,608,164)	10,106,645
	Call options written, at value (Premiums received $5,921)	6,680
	Put options written, at value (Premiums received $4,015)	38
	Payables:
	Investment securities purchased	988,135
	Dividends on securities sold short	17,042
	Variation margin	575
	Accrued Liabilities:
Adviser	Investment adviser fees	42,035
	Fund services fees	28,557
	Other expenses	61,678
	Total Liabilities	11,251,385

	NET ASSETS	$44,839,119

	COMPONENTS OF NET ASSETS
	Paid-in capital	$43,669,408
	Accumulated net investment loss	(2,190)
	Accumulated net realized gain	164,608
	Net unrealized appreciation	1,007,293
	NET ASSETS	$44,839,119
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,365,381
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.27

See Notes to Financial Statements.                               10

CONTEXT ALTERNATIVE STRATEGIES FUND
STATEMENT OF OPERATIONS (Unaudited)
PERIOD ENDED JUNE 30, 2014*

INVESTMENT INCOME
Dividend income	$116,767
Interest income	148,272
Total Investment Income	265,039
Adviser
EXPENSES
Investment adviser fees	229,350
Fund services fees	82,516
Custodian fees	27,957
Registration fees	2,570
Professional fees	40,474
Trustees' fees and expenses	16,865
Offering costs	29,673
Dividend and interest expense on securities sold short	29,887	#
Interest expense	7,992	1
Miscellaneous expenses	21,345
Total Expenses	488,629
Fees waived and expenses reimbursed	(221,400)
Net Expenses	267,229

NET INVESTMENT LOSS	(2,190)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(77,499)
Futures	240,391
Securities sold short	(35,497)
Written options	37,213
Net realized gain	164,608
Net change in unrealized appreciation (depreciation) on:
Investments	1,266,112
Futures	236,444
Securities sold short	(498,481)
Written options	3,218
Net change in unrealized appreciation (depreciation)	1,007,293
NET REALIZED AND UNREALIZED GAIN	1,171,901
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,169,711

* Commencement of operations was March 20, 2014.

See Notes to Financial Statements.                               11

CONTEXT ALTERNATIVE STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

March 20, 2014* through June 30, 2014
OPERATIONS
Net investment loss	$(2,190)
Net realized gain	164,608
Net change in unrealized appreciation (depreciation)	1,007,293
Increase in Net Assets Resulting from Operations	1,169,711

CAPITAL SHARE TRANSACTIONS
Sale of shares	79,569,408
Redemption of shares	(36,000,000)
Increase in Net Assets from Capital Share Transactions	43,569,408
Increase in Net Assets	44,739,119

NET ASSETS
Beginning of Period	100,000
End of Period (Including line (a))	$44,839,119

SHARE TRANSACTIONS
Sale of shares	7,955,381
Redemption of shares	(3,600,000)
Increase in Shares	4,355,381

(a) Accumulated net investment loss.	$(2,190)
* Commencement of operations.

See Notes to Financial Statements.                               12

CONTEXT ALTERNATIVE STRATEGIES FUND
FINANCIAL HIGHLIGHTS (Unaudited)

These financial highlights reflect selected data for a share outstanding throughout the period.
	March 20, 2014 (a) through June 30, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	—	(c)
Net realized and unrealized gain (loss)	0.27
Total from Investment Operations	0.27
NET ASSET VALUE, End of Period	$10.27
TOTAL RETURN	2.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$44,839
Ratios to Average Net Assets:
Net investment loss	(0.02	)%(e)
Net expense (f)	1.95	%(e)
Dividend and interest expense	0.32	%(e)
Gross expense (g)	4.15	%(e)
PORTFOLIO TURNOVER RATE	29	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes dividend and interest expense.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                            13

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Note 1. Organization

The Context Alternative Strategies Fund (the “Fund’) is a non-diversified series of Context Capital Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 9, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  On March 20, 2014, the Fund commenced operations through the sale of 10,000 shares of the Fund to Context Capital Advisers, LLC. The Fund’s investment objective is to seek capital appreciation with an emphasis on absolute returns and low correlation to the broader U.S. equity and bond markets. Under its Trust instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments and other financial instruments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

The aggregate value by input level, as of June 30, 2014, for the Fund’s investments is included in the Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes. The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of June 30, 2014, for the Fund, are disclosed in the Notes to Schedule of Investments, Securities Sold Short and Call and Put Options Written.

Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a fund sells a security that it does not own. To complete the transaction, the fund must borrow the security in order to deliver it to the buyer. The fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the fund sold the security. The fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a profit if the price of the security declines between those dates.

Until the fund replaces the borrowed security, the fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Fund’s Statement of Operations.

Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of June 30, 2014, are disclosed in the Fund’s Schedule of Investments.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of June 30, 2014, if any, are disclosed in the Fund’s Schedule of Call and Put Options Written. Transactions in written options during the period ended June 30, 2014, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, March 20, 2014	-	$-	-	$-
Options written	(1,157)	(97,136)	(1,405)	(185,816)
Options terminated in closing transactions	594	50,701	1,216	150,608
Options exercised	248	26,006	126	28,493
Options expired	235	14,508	25	2,700
Options Outstanding, June 30, 2014	(80)	$(5,921)	(38)	$(4,015)

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs for the Fund of $82,670 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Context Capital Advisers, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.95% of the Fund’s average daily net assets.

Each sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities. Independent Trustees constitute a majority of the Board members. The Trust pays each Independent Trustee (the “Trustee”) an annual retainer fee of $10,000 for service to the Trust. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.95% through April 30, 2015. For the period ended June 30, 2014, the Adviser waived fees of $221,400.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended June 30, 2014, were $33,999,319 and $6,717,397, respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended June 30, 2014 for any derivative type during the period is as follows:

Futures	$10,164,686
Purchased Options	349,452
Written Options	(282,952)

The Fund’s use of derivatives during the period ended June 30, 2014, was limited to options and futures contracts.

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of June 30, 2014:

Location:	Equity Contracts
Asset derivatives:
Total investments, at value	$139,238
Total asset derivatives	$139,238

Liability derivatives:
Payable – variation margin	(575)
Call options written, at value	(6,680)
Put options written, at value	(38)
Total liability derivatives	$(7,293)

Realized and unrealized gains and losses on derivatives contracts during the period ended June 30, 2014, by the Fund are recorded in the following locations on the Statements of Operations:

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$240,391
Investments	(137,531)
Written options	37,213
Total net realized gain	$140,073

Net change in unrealized appreciation (depreciation) on:
Futures	236,444
Investments	53,978
Written options	3,218
Total net change in unrealized appreciation	$293,640

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2014. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount

Assets:
Over-the-counter derivatives*	$139,238	$(139,238)	$-	$-
Liabilities:
Over-the-counter derivatives*	(7,293)	6,718	575	-

*   Over-the-counter derivatives may consist of options contracts and futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Notes to Schedule of Investments.

** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Note 7. Federal Income Tax

As of June 30, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$152,344
Undistributed Long-Term Gain	286,101
Unrealized Appreciation	731,266
Total	$1,169,711

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures, passive foreign investment holdings, partnerships and net operating losses.

CONTEXT ALTERNATIVE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

CONTEXT ALTERNATIVE STRATEGIES FUND
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2014

Investment Advisory Agreement Approval

The Trust investment advisory agreement with the Adviser (the “Advisory Agreement”) and the separate subadvisory agreements between the Adviser and each of the following subadvisers: Armory Funds, LLC, Del Mar Asset Management, LP, ESM Management LLC, First Principles Capital Management, LLC, Highland Capital Management, L.P., Kellner Management, LP, Phineus Partners, L.P. and Weatherbie Capital, LLC (each, a "Subadviser", together, the "Subadvisers") (the “Subadvisory Agreements”), on behalf of the Fund, must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the vote of the the Board, including a majority of the trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

On January 15, 2014, the Board met in person joined by representatives of the Adviser, counsel to the Trust (“Trust Counsel”), counsel to the Independent Trustees (“Independent Trustee Counsel”) and others to give consideration to information bearing on the approval of the Advisory Agreement and Subadvisory Agreements. A description of the Board’s conclusions in approving the Advisory Agreement and Subadvisory Agreements follows.

In preparation for its January 15, 2014 meeting of the Board ("January Meeting"), the Trustees were presented with a wide range of information to assist in  their deliberations. Those materials included information from Lipper Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compare the Fund’s total contractual investment advisory fees and total expenses with an appropriate group of peer funds that were selected by Lipper. That information also included comparisons of the fees and expenses of the Fund with the peer group both before and after waivers. Those materials also included a copy of the proposed Advisory Agreement, Subadvisory Agreements and other information regarding the fee arrangement, including the structure of the advisory fee and subadvisory fees, the method of computing the advisory fee and subadvisory fees, the contractual waiver in place with respect to the advisory fee, potential economies of scale resulting from increases in the size of the Fund and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Fund’s shareholders. The Trustees also received a memorandum from Trust Counsel concerning  their responsibilities with respect to  the approval of Advisory Agreement and Subadvisory Agreements.

The Board also reviewed information that was provided by the Adviser and Subadvisers concerning the following:

•	the terms of the proposed Advisory Agreement and Subadvisory Agreements, including the fees payable thereunder, and the Adviser’s commitment to provide expense caps and fee waivers for the Fund.
•	the manner in which the Fund’s shares would be distributed.

•	the nature, extent and quality of the services to be provided by the Adviser and Subadvisers, including information about the investment objective, policies and strategies applicable to the Fund.
•
the personnel of the Adviser and Subadvisers, including educational background, experience in the investment management industry, and the ability of the Adviser and Subadvisers to retain qualified personnel.

•	the compliance programs of the Adviser and Subadvisers.

•	the financial condition and stability of the Adviser and Subadvisers.
•	the potential for the Adviser and Subadvisers to derive benefits that are ancillary to serving as an investment adviser and subadvisers, respectively, to the Fund.

•
the investment performance analysis of hypothetical, similar accounts modeled by the Adviser and the investment performance of accounts similar to the strategies of the Fund to be managed by the Subdavisers.

•	the profitability of the Adviser from the advisory fee to be paid by the Fund.

The Board did not consider information regarding profitability realized by each Subadviser from its relationship with the Fund, noting instead the arms-length nature of the relationship between the Adviser and the Subadvisers with respect to the negotiation of the subadvisory fee rates on behalf of the Fund by the Adviser, and noting that the Adviser, not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.

At the January Meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust Counsel, and Independent Trustee Counsel, among other things, the information described above. The Trustees also considered the overall reputations, capabilities, and commitments of the Adviser and Subadvisers to provide high-quality services to the Fund. After discussion and consideration amongst themselves, and with the Adviser, Trust Counsel and Independent Trustee Counsel, the Board, including a majority of the Independent Trustees, was satisfied with that the nature, extent and quality of the investment advisory services to  be provided  by the Adviser and Subadvisers to the Fund. Based on the Board’s deliberations and evaluations of the information provided, the Board, including a majority of the Independent Trustees, determined that the proposed fees are reasonable and unanimously approved

CONTEXT ALTERNATIVE STRATEGIES FUND
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2014

the Advisory Agreement and Subadvisory Agreements. The Board, including a majority of the Independent Trustees, agreed that no single factor was determinative of their decision to approve the Advisory Agreement and Subadvisory Agreements.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 612-2257 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 612-2257 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 20, 2014 (commencement of operations), through June 30, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 20, 2014	June 30, 2014	Period**	Ratio**
Investor Shares
Actual	$1,000.00	$1,027.00	$7.70	2.72%
Hypothetical (5% return before taxes)	$1,000.00	$1,011.31	$13.56	2.72%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except that the average account values reflect the Fund’s actual return information for the 102-day period between March 20, 2014, the commencement date of Fund operations, through June 30, 2014).

Context Alternative Strategies Fund

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 612-2257 (toll free)

INVESTMENT ADVISER
Context Capital Advisers, LLC
401 City Avenue Suite 815
Bala Cynwyd, PA 19004

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

256-SAR-0614

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      CONTEXT CAPITAL FUNDS

By	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date	08/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date	08/28/14

By	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date	08/28/14